UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	May 14, 2009

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total:      $80696

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
A H BELO CORP			COM CL A	001282102	1640	1673061	SH		SOLE			1673061
BELO CORP			COM SER A	080555105	755	1232295	SH		SOLE			1232295
CREDIT SUISSE ASSET MGMT INC	COM		224916106	5694	2508570	SH		SOLE			2508570
DREYFUS HIGH YIELD STRAT	SH BEN INT	26200S101	2069	844642	SH		SOLE			844642
EDCI HLDGS INC			COM		268315108	910	217119	SH		SOLE			217119
FIRST TR/FOUR CRNRS SR FLT R	COM SHS		33733U108	4793	595437	SH		SOLE			595437
FRANKLIN UNVL TRSH BEN		SH BEN INT	355145103	5204	1364672	SH		SOLE			1364672
GLOBAL INDUSTRIES LTD		COM		379336100	2914	758870	SH		SOLE			758870
GLOBAL INDUSTRIES LTD		DBCV 2.75%	379336AE0	78	234	PRN		SOLE			234
INFOCUS CORP			COM		45665B106	823	1373279	SH		SOLE			1373279
KVH INDUSTRIES INC		COM		482738101	7171	1437128	SH		SOLE			1437128
OPNET TECHNOLOGIES INC		COM		683757108	4109	473907	SH		SOLE			473907
PFIZER INCORPORATED		COM		717081103	4756	349183	SH		SOLE			349183
PHOENIX COS INC NEW		COM		71902E109	1801	1539182	SH		SOLE			1539182
PUTNAM MANAGED MUN INCM TR   	SH BEN INT	746823103	4644	850477	SH		SOLE			850477
PUTNAM MUN OPPTYS TR		SH BEN INT	746922103	300	32090	SH		SOLE			32090
QAD INCORPORATED        	COM		74727D108	5591	2209747	SH		SOLE			2209747
RAM HOLDINGS LTD		SHS		G7496G103	97	388997	SH		SOLE			388997
RMR ASIA REAL ESTATE FUND	COM BEN INT	74964Q101	2114	354699	SH		SOLE			354699
TECUMSEH PRODUCTS CO		CL A		878895200	2123	469757	SH		SOLE			469757
TECUMSEH PRODUCTS CO		CL B		878895101	1709	336901	SH		SOLE			336901
TEJON RANCH CO DEL		COM		879080109	4821	233245	SH		SOLE			233245
TOLLGRADE COMMUNICATIONS INC	COM		889542906	3666	632061	SH		SOLE			632061
TRIQUINT SEMICONDUCTOR INC	COM		89674K103	2700	1093170	SH		SOLE			1093170
UNIT CORP			COM		909218109	3372	161207	SH		SOLE			161207
VAN KAMPEN DYNAMIC CR OPPORT	COM		921166104	6096	918080	SH		SOLE			918080
VAN KAMPEN SENIOR INCOME TR	COM		920961109	551	231320	SH		SOLE			231320
VIRTUS INVT PARTNERS INC	COM		92828Q109	195	29995	SH		SOLE			29995